Net Income (Loss) Per Share - Additional Information (Detail) - shares shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards	0.4	0.4